CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 168,858	$ 268,103
Short-term deposits	577,138	294,096
Restricted deposits	925	1,149
Marketable securities	289,927	164,301
Trade receivables	23,670	16,987
Prepaid expenses and other current assets	40,666	19,211
Total current assets	1,101,184	763,847
LONG-TERM ASSETS:
Prepaid expenses and other long-term assets	87,680	9,926
Property and equipment, net	35,863	31,706
Marketable securities	536,877	177,298
Intangible assets, net	19,281	19,841
Goodwill	24,235	17,800
Operating lease right-of-use assets	88,406	79,249
Total long-term assets	792,342	335,820
TOTAL ASSETS	1,893,526	1,099,667
CURRENT LIABILITIES:
Trade payables	79,881	37,687
Employees and payroll accruals	70,814	41,938
Deferred revenues	373,521	289,148
Accrued expenses and other current liabilities	70,429	56,464
Operating lease liabilities	22,336	18,949
Total current liabilities	616,981	444,186
LONG-TERM LIABILITIES:
Convertible notes, net	834,440	358,715
Long-term deferred revenues	50,867	21,969
Long-term deferred tax liabilities	15,343	1,585
Long-term loan		1,219
Long-term operating lease liabilities	74,187	64,244
Total long-term liabilities	974,837	447,732
TOTAL LIABILITIES	1,591,818	891,918
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 500,000,000 shares at December 31, 2019 and 2020; Issued and outstanding: 51,525,919 and 56,027,758 shares at December 31, 2019 and 2020, respectively	107	94
Additional paid-in capital	862,134	611,083
Accumulated other comprehensive income	9,406	1,357
Accumulated deficit	(569,939)	(404,785)
Total shareholders' equity	301,708	207,749
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,893,526	$ 1,099,667